UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21897
                                                     ---------

                                The Roxbury Funds
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Michael Kromm
                         Roxbury Captial Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
               ---------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (310) 917-5600
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                                                      VALUE
                                                          SHARES     (NOTE 2)
                                                          ------    ----------
COMMON STOCK -- 96.0%

 CONSUMER DISCRETIONARY -- 14.2%
   HOUSEHOLD DURABLES -- 1.0%
   Toll Brothers, Inc.*                                    2,250    $   44,978
                                                                    ----------
   SPECIALTY RETAIL -- 11.2%
   Bed Bath & Beyond, Inc.*                                2,000        68,240
   CarMax, Inc.*                                           3,400        69,122
   PetSmart, Inc.                                          1,250        39,875
   Ross Stores, Inc.                                       4,025       103,201
   Tractor Supply Co.*                                       950        43,785
   Urban Outfitters, Inc.*                                 7,875       171,675
                                                                    ----------
                                                                       495,898
                                                                    ----------
   TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
   Gildan Activewear, Inc.*                                2,200        86,658
                                                                    ----------
 Total Consumer Discretionary                                          627,534
                                                                    ----------
 ENERGY -- 5.9%
   ENERGY EQUIPMENT & SERVICES -- 5.9%
   Noble Corp.                                             2,100       103,005
   Weatherford International Ltd.*                         2,300       154,514
                                                                    ----------
                                                                       257,519
                                                                    ----------
 Total Energy                                                          257,519
                                                                    ----------
 FINANCIALS -- 19.3%
   CAPITAL MARKETS -- 6.6%
   Affiliated Managers Group, Inc.*                        1,475       188,077
   Waddell & Reed Financial, Inc. -
     Class A                                               3,800       102,714
                                                                    ----------
                                                                       290,791
                                                                    ----------
   INSURANCE -- 2.1%
   Willis Group Holdings Ltd.                              2,300        94,162
                                                                    ----------
   REAL ESTATE INVESTMENT TRUSTS -- 4.9%
   CapitalSource, Inc.                                     6,800       137,632
   Sunstone Hotel Investors, Inc.                          3,150        80,766
                                                                    ----------
                                                                       218,398
                                                                    ----------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.7%
   Jones Lang LaSalle, Inc.                                1,150       118,174
                                                                    ----------
   THRIFTS & MORTGAGE FINANCE -- 3.0%
   Hudson City Bancorp, Inc.                               5,900        90,742
   Indymac Mortgage Holdings, Inc.                         1,700        40,137
                                                                    ----------
                                                                       130,879
                                                                    ----------
 Total Financials                                                      852,404
                                                                    ----------
 HEALTH CARE -- 18.7%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 11.5%
   ArthroCare Corp.*                                       1,600        89,424
   Gen-Probe, Inc.*                                          700        46,606
   Integra LifeSciences Holdings Corp.*                    2,000        97,160
   Intuitive Surgical, Inc.*                                 400        92,000
   Kyphon, Inc.*                                           1,300        91,000
   St. Jude Medical, Inc.*                                 2,100        92,547
                                                                    ----------
                                                                       508,737
                                                                    ----------
   HEALTH CARE PROVIDERS & SERVICES -- 2.4%
   Pediatrix Medical Group, Inc.*                          1,600       104,672
                                                                    ----------
   LIFE SCIENCES TOOLS & SERVICES -- 2.9%
   Millipore Corp.*                                        1,150        87,170
   Ventana Medical Systems, Inc.*                            450        38,660
                                                                    ----------
                                                                       125,830
                                                                    ----------


                                                                      VALUE
                                                          SHARES     (NOTE 2)
                                                          ------    ----------
   PHARMACEUTICALS -- 1.9%
   Endo Pharmaceuticals Holdings, Inc.*                    2,700    $   83,727
                                                                    ----------
 Total Health Care                                                     822,966
                                                                    ----------
 INDUSTRIALS -- 9.4%
   AIR FREIGHT & LOGISTICS -- 1.9%
   UTI Worldwide, Inc.                                     3,700        85,026
                                                                    ----------
   COMMERCIAL SERVICES & SUPPLIES -- 4.7%
   Monster Worldwide, Inc.*                                2,600        88,556
   Stericycle, Inc.*                                         800        45,728
   The Corporate Executive Board Co.                       1,000        74,240
                                                                    ----------
                                                                       208,524
                                                                    ----------
   TRADING COMPANIES & DISTRIBUTORS -- 2.8%
   MSC Industrial Direct Co., Inc. -
     Class A                                                 800        40,472
   WESCO International, Inc.*                              1,900        81,586
                                                                    ----------
                                                                       122,058
                                                                    ----------
 Total Industrials                                                     415,608
                                                                    ----------
 INFORMATION TECHNOLOGY -- 19.8%
   COMMUNICATIONS EQUIPMENT -- 1.8%
   F5 Networks, Inc.*                                      1,200        44,628
   Polycom, Inc.*                                          1,350        36,261
                                                                    ----------
                                                                        80,889
                                                                    ----------
   COMPUTERS & PERIPHERALS -- 2.4%
   Network Appliance, Inc.*                                3,900       104,949
                                                                    ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
   Trimble Navigation Ltd.*                                1,600        62,736
                                                                    ----------
   INTERNET SOFTWARE & SERVICES -- 1.6%
   Digital River, Inc.*                                    1,600        71,600
                                                                    ----------
   IT SERVICES -- 3.3%
   Alliance Data Systems Corp.*                            1,350       104,544
   Heartland Payment Systems, Inc.                         1,500        38,550
                                                                    ----------
                                                                       143,094
                                                                    ----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.1%
   Maxim Integrated Products, Inc.                         4,200       123,270
   Microchip Technology, Inc.                              2,800       101,696
                                                                    ----------
                                                                       224,966
                                                                    ----------
   SOFTWARE -- 4.2%
   Autodesk, Inc.*                                         1,000        49,970
   FactSet Research Systems, Inc.                            600        41,130
   Informatica Corp.*                                      3,075        48,277
   Nuance Communications, Inc.*                            2,300        44,413
                                                                    ----------
                                                                       183,790
                                                                    ----------
 Total Information Technology                                          872,024
                                                                    ----------
 TELECOMMUNICATION SERVICES -- 8.7%
   WIRELESS TELECOMMUNICATION SERVICES -- 8.7%
   Millicom International Cellular SA*                     1,750       146,825
   NII Holdings, Inc.*                                     2,900       238,235
                                                                    ----------
                                                                       385,060
                                                                    ----------
 Total Telecommunication Services                                      385,060
                                                                    ----------
 Total Common Stock
   (Cost $3,794,829)                                                 4,233,115
                                                                    ----------

ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                                                      VALUE
                                                          SHARES     (NOTE 2)
                                                          ------    ----------
SHORT-TERM INVESTMENTS -- 4.0%
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series                                 88,242    $   88,242
   BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series                                 88,244        88,244
                                                                    ----------
 Total Short-Term Investments
   (Cost $176,486)                                                     176,486
                                                                    ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $3,971,315)+                                               $4,409,601
                                                                    ==========

 *  Non-income producing security.
 + The cost for Federal income tax purposes is $3,980,382. At September 30, 2007 net unrealized appreciation was $429,219. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $688,920, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $259,701.

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                                                     VALUE
                                                       SHARES       (NOTE 2)
                                                     ---------    ------------
COMMON STOCK -- 96.5%

 CONSUMER DISCRETIONARY -- 12.0%
   HOTELS, RESTAURANTS, & LEISURE -- 5.3%
   Bally Technologies, Inc.*                            83,045    $  2,942,284
   Ruby Tuesday, Inc.                                   80,621       1,478,589
   Ruth's Chris Steak House, Inc.*                     138,860       1,978,755
   Texas Roadhouse, Inc. -
     Class A*                                          172,215       2,014,916
   The Cheesecake Factory, Inc.*                       109,835       2,577,827
                                                                  ------------
                                                                    10,992,371
                                                                  ------------
   LEISURE EQUIPMENT & PRODUCTS -- 1.0%
   Callaway Golf Co.                                   124,955       2,000,530
                                                                  ------------
   SPECIALTY RETAIL -- 5.7%
   Build-A-Bear Workshop, Inc.*                         92,455       1,642,001
   Stage Stores, Inc.                                  181,770       3,313,667
   The Gymboree Corp.*                                  56,835       2,002,865
   The Men's Wearhouse, Inc.                            67,075       3,388,629
   The Wetseal, Inc. - Class A*                        354,210       1,370,793
                                                                  ------------
                                                                    11,717,955
                                                                  ------------
 Total Consumer Discretionary                                       24,710,856
                                                                  ------------
 CONSUMER STAPLES -- 4.3%
   FOOD & STAPLES RETAILING -- 2.0%
   The Andersons, Inc.                                  40,920       1,964,979
   United Natural Foods, Inc.*                          78,910       2,147,930
                                                                  ------------
                                                                     4,112,909
                                                                  ------------
   FOOD PRODUCTS -- 0.2%
   Fresh Del Monte Produce, Inc.                        10,800         310,500
                                                                  ------------
   PERSONAL PRODUCTS -- 2.1%
   Herbalife Ltd.                                       96,310       4,378,252
                                                                  ------------
 Total Consumer Staples                                              8,801,661
                                                                  ------------
 ENERGY -- 4.4%
   ENERGY EQUIPMENT & SERVICES -- 3.6%
   Core Laboratories N.V.*                              15,795       2,012,125
   Exterran Holdings, Inc.*                             37,735       3,031,630
   Superior Energy Services, Inc.*                      66,130       2,343,647
                                                                  ------------
                                                                     7,387,402
                                                                  ------------
   OIL, GAS & CONSUMABLE FUEL -- 0.8%
   Arena Resources, Inc.*                               27,445       1,797,648
                                                                  ------------
 Total Energy                                                        9,185,050
                                                                  ------------
 FINANCIALS -- 7.4%
   CAPITAL MARKETS -- 2.6%
   Affiliated Managers Group, Inc.*                     29,760       3,794,697
   optionsXpress Holdings, Inc.                         56,140       1,467,500
                                                                  ------------
                                                                     5,262,197
                                                                  ------------
   COMMERCIAL BANKS -- 1.2%
   Signature Bank*                                      72,230       2,544,663
                                                                  ------------
   INSURANCE -- 2.8%
   Navigators Group, Inc.*                              45,220       2,453,185
   Philadelphia Consolidated
     Holding Corp.*                                     82,845       3,424,812
                                                                  ------------
                                                                     5,877,997
                                                                  ------------
   REAL ESTATE INVESTMENT TRUSTS -- 0.8%
   LaSalle Hotel Properties                             39,785       1,674,153
                                                                  ------------
 Total Financials                                                   15,359,010
                                                                  ------------
 HEALTH CARE -- 16.1%
   BIOTECHNOLOGY -- 1.5%
   Applera Corp. - Celera Group*                       127,840       1,797,430


                                                                     VALUE
                                                       SHARES       (NOTE 2)
                                                     ---------    ------------

   Senomyx, Inc.*                                      111,570    $  1,366,733
                                                                  ------------
                                                                     3,164,163
                                                                  ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 4.2%
   Accuray, Inc.*                                      105,862       1,848,351
   IDEXX Laboratories, Inc.*                            29,165       3,196,192
   Immucor, Inc.*                                       51,365       1,836,299
   Inverness Medical Innovations, Inc.*                 32,545       1,800,389
                                                                  ------------
                                                                     8,681,231
                                                                  ------------
   HEALTH CARE PROVIDERS & SERVICES -- 8.2%
   Chemed Corp.                                         33,275       2,068,374
   Inventiv Health, Inc.*                               61,995       2,716,621
   Pediatrix Medical Group, Inc.*                       74,600       4,880,332
   PharMerica Corp.*                                   113,480       1,693,121
   PSS World Medical, Inc.*                            143,595       2,746,972
   Psychiatric Solutions, Inc.*                         71,760       2,818,733
                                                                  ------------
                                                                    16,924,153
                                                                  ------------
   LIFE SCIENCES TOOLS & SERVICES -- 2.2%
   Illumina, Inc.*                                      51,190       2,655,737
   PARAXEL International Corp.*                         43,735       1,804,944
                                                                  ------------
                                                                     4,460,681
                                                                  ------------
 Total Health Care                                                  33,230,228
                                                                  ------------
 INDUSTRIALS -- 15.9%
   AEROSPACE & DEFENSE -- 1.2%
   Moog, Inc. - Class A*                                58,275       2,560,603
                                                                  ------------
   AIR FREIGHT & LOGISTICS -- 0.9%
   UTI Worldwide, Inc.                                  77,000       1,769,460
                                                                  ------------
   BUILDING PRODUCTS -- 1.2%
   NCI Building Systems, Inc.*                          55,300       2,389,513
                                                                  ------------
   COMMERCIAL SERVICES & SUPPLIES -- 7.1%
   American Reprographics Co.*                          64,285       1,203,415
   Herman Miller, Inc.                                  59,290       1,609,131
   Huron Consulting Group, Inc.*                        21,680       1,574,402
   Kenexa Corp.*                                        51,635       1,589,325
   Mobile Mini, Inc.*                                   66,407       1,604,393
   Resources Connection, Inc.                           90,495       2,094,959
   RSC Holdings, Inc.*                                 101,370       1,662,468
   The Advisory Board Co.*                              56,100       3,280,167
                                                                  ------------
                                                                    14,618,260
                                                                  ------------
   CONSTRUCTION & ENGINEERING -- 1.5%
   URS Corp.*                                           56,665       3,198,739
                                                                  ------------
   ELECTRICAL EQUIPMENT -- 2.7%
   Energy Conversion Devices, Inc.*                     72,915       1,656,629
   Superior Essex, Inc.*                               108,103       4,030,080
                                                                  ------------
                                                                     5,686,709
                                                                  ------------
   ROAD & RAIL -- 0.7%
   Landstar System, Inc.                                33,515       1,406,625
                                                                  ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.6%
   Houston Wire & Cable Co.                             68,730       1,244,700
                                                                  ------------
 Total Industrials                                                  32,874,609
                                                                  ------------
 INFORMATION TECHNOLOGY -- 34.4%
   COMMUNICATIONS EQUIPMENT -- 1.6%
   Harmonic, Inc.*                                     185,045       1,963,327
   Radware Ltd.*                                        88,855       1,394,135
                                                                  ------------
                                                                     3,357,462
                                                                  ------------

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED
  (Showing Percentage of Total Investments)
================================================================================


                                                                     VALUE
                                                       SHARES       (NOTE 2)
                                                     ---------    ------------
   COMPUTERS & PERIPHERALS -- 3.2%
   Brocade Communications
     Systems, Inc.*                                    228,770    $  1,958,271
   Electronics for Imaging, Inc.*                      112,470       3,020,945
   Novatel Wireless, Inc.*                              68,120       1,542,918
                                                                  ------------
                                                                     6,522,134
                                                                  ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.9%
   Anixter International, Inc.*                         29,380       2,422,381
   Cogent, Inc.*                                       186,860       2,929,965
   Mellanox Technologies Ltd*                          105,670       2,063,735
   OSI Systems, Inc.*                                   74,643       1,680,214
   Plexus Corp.*                                        40,140       1,099,836
                                                                  ------------
                                                                    10,196,131
                                                                  ------------
   INTERNET SOFTWARE & SERVICES -- 6.5%
   Ariba, Inc.*                                        164,790       1,776,436
   Digital River, Inc.*                                 63,490       2,841,178
   DivX, Inc.*                                          95,190       1,415,475
   Equinix, Inc.*                                       38,445       3,409,687
   Interwoven, Inc.*                                   156,861       2,232,132
   SAVVIS, Inc.*                                        45,670       1,771,083
                                                                  ------------
                                                                    13,445,991
                                                                  ------------
   IT SERVICES -- 4.4%
   Gartner, Inc. - Class A*                            124,280       3,039,889
   Global Payments, Inc.                                89,220       3,945,308
   RightNow Technologies, Inc.*                        130,610       2,101,515
                                                                  ------------
                                                                     9,086,712
                                                                  ------------
   OFFICE ELECTRONICS -- 1.3%
   Zebra Technologies Corp. -
     Class A*                                           72,045       2,628,922
                                                                  ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 9.0%
   Anadigics, Inc.*                                     80,160       1,449,293
   FEI Co.*                                             71,930       2,260,760
   Lattice Semiconductor Corp.*                        337,020       1,513,220
   Microsemi Corp.*                                    153,730       4,285,992
   Power Integrations, Inc.*                            64,570       1,918,374
   Sigma Designs, Inc.*                                 86,820       4,188,197
   Trident Microsystems, Inc.*                         104,620       1,662,412
   Verigy Ltd.*                                         53,545       1,323,097
                                                                  ------------
                                                                    18,601,345
                                                                  ------------
   SOFTWARE -- 3.5%
   Macrovision Corp.*                                   55,000       1,354,650
   MICROS Systems, Inc.*                                57,698       3,754,409
   Wind River Systems, Inc.*                           174,290       2,051,393
                                                                  ------------
                                                                     7,160,452
                                                                  ------------
 Total Information Technology                                       70,999,149
                                                                  ------------
 MATERIALS -- 1.6%
   CHEMICALS -- 1.6%
   Airgas, Inc.                                         65,990       3,407,064
                                                                  ------------
 Total Materials                                                     3,407,064
                                                                  ------------
 TELECOMMUNICATION SERVICES -- 0.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
   Globalstar, Inc.*                                   101,877         746,758
                                                                  ------------
 Total Telecommunication Services                                      746,758
                                                                  ------------
 Total Common Stock
   (Cost $179,572,633)                                             199,314,385
                                                                  ------------


                                                                     VALUE
                                                       SHARES       (NOTE 2)
                                                     ---------    ------------
SHORT-TERM INVESTMENTS -- 3.5%
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series                            3,642,134    $  3,642,134
   BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series                            3,642,134       3,642,134
                                                                  ------------

 Total Short-Term Investments
   (Cost $7,284,268)                                                 7,284,268
                                                                  ------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $186,856,901)+                                           $206,598,653
                                                                  ============


*   Non-income producing security.
+ The cost for Federal income tax purposes is $189,078,725. At September 30, 2007 net unrealized appreciation was $17,519,928. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $28,135,167, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $10,615,239.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Roxbury Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Kromm
                         -------------------------------------------------------
                           Michael Kromm, Treasurer
                           (principal financial officer)

Date                       October 23, 2007
--------------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.